Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	A continuity of goodwill is as follows:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$3,324	$2,923
Impact of foreign exchange changes	(154)	401
Balance, end of year	$3,170	$3,324